Intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2022
Acquisition and disposal of subsidiaries in Russia
Goodwill recognised at the acquisition date	$ 46,950	$ 1,473
Goodwill expected to be deductible for tax purpose	0
Acquisition related costs	51
Revenue	480,247	434,094
Net loss from continuing operations	$ 10,627	$ 118,576
Lightmap LLC
Acquisition and disposal of subsidiaries in Russia
Goodwill recognised at the acquisition date			$ 46,950